Income taxes (Details Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards	$ 31.1	$ 30.0
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Operating Loss Carryforwards	0.7	0.6
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Operating Loss Carryforwards		0.1
Foreign Tax Authority [Member] | Mongolian Customs and Tax Authority [Member]
Operating Loss Carryforwards	6.2	5.7
Foreign Tax Authority [Member] | Superintendencia Nacional de Administracion Tributaria [Member]
Operating Loss Carryforwards	$ 1.0	$ 0.7